PROVISIONS AND CONTINGENCIES - Current and non-current provisions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2019 item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Provisions - due within one year	$ 243		$ 322
Provisions - due after one year	84		35
Provisions at end of year	$ 327		357	$ 417
Term of expected provision utilisation	5 years
Minimum range of percentile | item	60
Maximum range of percentile | item	85
Percentage generated by actuarial model | item		95
Rationalisation provisions
Disclosure of other provisions [line items]
Provisions - due within one year	$ 30		18
Provisions at end of year	30		18	29
Metal-on-metal
Disclosure of other provisions [line items]
Provisions - due within one year	165		263
Provisions - due after one year	74		26
Provisions at end of year	239		289	336
Legal and other provisions
Disclosure of other provisions [line items]
Provisions - due within one year	48		41
Provisions - due after one year	10		9
Provisions at end of year	$ 58		$ 50	$ 52